Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 17. Subsequent Events

On August 5, 2025, the Company announced that it has signed a joint development agreement (“JDA”) with ePropelled, Inc. (“ePropelled”), a global leader in advanced propulsion and energy management technologies, to develop a strategic supply and purchase relationship of the Company’s sintered neo magnets for use in ePropelled’s state-of-the-art motors, which are used in a multitude of uncrewed air, land, and sea vehicles (commonly referred to as “drones”).